Risk management arising from financial instruments (Tables)	12 Months Ended
Dec. 31, 2021
Risk management arising from financial instruments
Schedule of accounts receivable balance aging analysis

	December 31,	December 31,
Days since service delivered	2021	2020
0 - 90	$5,572,950	$5,009,224
91 - 180	1,278,967	2,317,030
181 - 270	1,923,364	1,746,512
270+	2,222,108	1,635,296
Total accounts receivable	$10,997,389	$10,708,062